Related Party Transactions, Founder Shares (Details) (Detail) - USD ($)			4 Months Ended	7 Months Ended
	Jun. 09, 2020	Mar. 02, 2020	Jun. 09, 2020	Sep. 30, 2020	Jun. 04, 2020
Founder Shares [Abstract]
Ordinary shares, par value (in dollars per share)				$ 0.0001
Private Placement [Abstract]
Proceeds received from private placement			$ 4,990,000	$ 4,990,000
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Sponsor [Member] | Private Placement [Member]
Private Placement [Abstract]
Units issued (in shares)	499,000		499,000
Exercise price of warrant (in dollars per share)	$ 10.00		$ 10.00
Proceeds received from private placement	$ 5,000,000		$ 5,000,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of common stock		$ 25,000
Shares issued (in shares)		3,593,750
Ordinary shares, par value (in dollars per share)		$ 0.0001
Number of shares held (in shares)					3,737,500
Number of shares subject to forfeiture (in shares)					487,500
Ownership interest, as converted percentage					20.00%
Period to not transfer, assign or sell Founder Shares			1 year	1 year
Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Private Placement [Abstract]
Exercise price of warrant (in dollars per share)	$ 11.50		$ 11.50	$ 11.50
Unit price (in dollars per share)	10.00		10.00	10.00
Sponsor [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)	$ 12.00		$ 12.00	$ 12.00
Threshold period after initial Business Combination			150 days	150 days